PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP, NGSP
EBP, Description of Plan [Line Items]
PLAN TERMINATION
8. PLAN TERMINATION
Although it has not expressed any intention to do so, the Company has the right under the Plan to terminate the Plan subject to ERISA provisions. In the event of a Plan termination, Plan participants would continue to be fully vested in their accounts.